  As filed with the Securities and Exchange Commission on March 9, 2016

Securities Act Registration No. 333-198319

Investment Company Registration File No. 811-22981

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No. [     ]

☐

Post-Effective Amendment No. 2

☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT ACT OF 1940

☒

Amendment No. 5

☒

Avondale Funds

(Exact name of Registrant as Specified in Charter)

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W, Santa Monica, CA 90404

(Address of Principal Executive Offices) (Zip Code)

(310) 779-7383

(Registrant’s Telephone Number, including area code)

Copies to:

c/o Avondale Investment Company, LLC 2001 Santa Monica Blvd., Suite 1165W Santa Monica, CA 90404 (310) 779-7383	Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012 (856) 374-1744
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Monica and the State of California on March 9, 2016.

Avondale Funds

By: /s/ Scott Krisiloff

Scott Krisiloff, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature                                               Title                               Date

By: /s/ Cyrus Amini                            Trustee                   March 9, 2016

Cyrus Amini

By: /s/ Jonathan Rugg                         Trustee                   March 9, 2016

Jonathan Rugg

By: /s/ Scott Krisiloff                          Trustee                   March 9, 2016

Scott Krisiloff

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase